Business Acquisition and Goodwill (Details)							1 Months Ended			12 Months Ended
	Apr. 01, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Mar. 14, 2023 CNY (¥)	Mar. 24, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Dec. 23, 2022 shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 01, 2023
Business Acquisition and Goodwill (Details) [Line Items]
Total purchase consideration												$ 27,106,447
Revenue (in Dollars)										$ 82,249,571			$ 68,600,378		$ 41,449,420
Net loss (in Dollars)										$ (6,699,611)			(12,620,130)		3,649,333
Conversion ratio							0.7807324
Class of Warrant or Right, Outstanding (in Shares) | shares										17,964,879
Agreed purchase price (in Dollars)										$ 30,000,000
Costs to sell (in Dollars)												$ 520,000
Shareholder unpaid capital (in Yuan Renminbi) | ¥														¥ 5,100,000
Payable arising from business combinations (in Dollars)										$ 413,088			137,042
Xinjiang BaiJiaYun Technology Co., Ltd.[Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ownership percentage								51.00%	51.00%
Maximum [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Exchange rate	1	1	1									1				1
Minimum [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Exchange rate	0.141	0.146	0.146									0.145				0.141
Class A Ordinary Shares [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares) | shares							17,964,879			14,371,901
Beijing Deran Technology Co Ltd [Member] | Maximum [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Exchange rate					1	1
Beijing Deran Technology Co Ltd [Member] | Minimum [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Exchange rate					0.157	0.157
Xinjiang BaiJiaYun Technology Co., Ltd.[Member]
Business Acquisition and Goodwill (Details) [Line Items]
Total purchase consideration | ¥				¥ 5,100,000
Beijing Hydrogen [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Payable arising from business combinations (in Dollars)										$ 223,805
Business Combination [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest					17.62%	17.62%
Total purchase consideration								$ 830,324
Business Combination [Member] | Minimum [Member] | Baijiayun Group Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest agreed to transfer							3.21%
Business Combination [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Developed Technology Rights [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Equity interest					33.38%	33.38%
Business Combination [Member] | Beijing Deran Technology Co Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Gain (loss) equity method investments (in Dollars)													203,473
Beijing Deran Technology Co., Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Total purchase consideration					$ 830,324	¥ 5,286,676
Cash consideration								568,622
Effective settlement of pre-existing receivable from other shareholders (in Dollars)								124,660
Liabilities (in Dollars)								$ 137,042
Gain (loss) equity method investments (in Dollars)					$ 203,473
Revenue (in Dollars)													363,248
Net loss (in Dollars)													$ 67,901
Conversion ratio							0.7807324
Baijiayun Group Ltd [Member] | Maximum [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest							96.79%
BJY’s [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ordinary shares issued (in Shares) | shares							80,519,969
BJY’s [Member] | Class A Ordinary Shares [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ordinary shares issued (in Shares) | shares							25,936,012
BJY’s [Member] | Class B Ordinary Shares [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ordinary shares issued (in Shares) | shares							54,583,957
Aoji Holdings Co., Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Costs to sell (in Dollars)										520,000
Xinjiang ZhongWang Technology Co., Ltd.[Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest								51.00%	51.00%
Total purchase consideration								$ 743,000	¥ 5,100,000
Xinjiang BaiJiaYun Technology Co., Ltd.[Member]
Business Acquisition and Goodwill (Details) [Line Items]
Revenue (in Dollars)										198,871
Net loss (in Dollars)										$ 8,456
Wuhan Qiyun Shilian Technology Co., Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest										85.00%
Equity interest													15.00%	15.00%	15.00%
Total purchase consideration										$ 70,000	¥ 500,000
Revenue (in Dollars)										51,241
Wuhan Qiyunshilian Technology Co., Ltd. [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Net loss (in Dollars)										1,580
Payable arising from business combinations (in Dollars)										$ 68,953
Beijing Hydrogen [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest		100.00%	100.00%
Total purchase consideration	$ 14,350,223
Cash consideration	$ 472,618
Beijing Hydrogen [Member] | Class A Ordinary Shares [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Cash consideration		$ 473,000	¥ 3,245,750
Ordinary shares issued (in Shares) | shares		1,804,630	1,804,630